Goodwill	12 Months Ended
Dec. 31, 2018
Goodwill, net
Goodwill
Goodwill

Changes in the carrying amount of goodwill consist of the following:

($ thousands)	North America Gaming and Interactive	North America Lottery	International	Italy	Total
Balance at December 31, 2016	2,625,880	1,221,529	1,527,549	1,435,054	6,810,012
Impairment loss	(714,000)	—	—	—	(714,000)
Disposal of DoubleDown	(473,000)	—	—	—	(473,000)
Acquisitions	—	—	14,890	7,303	22,193
Foreign currency translation	—	—	6,786	70,949	77,735
Other	987	60	156	(328)	875
Balance at December 31, 2017	1,439,867	1,221,589	1,549,381	1,512,978	5,723,815
Impairment loss	—	—	(118,000)	—	(118,000)
Foreign currency translation	—	—	(8,534)	(17,319)	(25,853)
Other	—	—	—	265	265
Balance at December 31, 2018	1,439,867	1,221,589	1,422,847	1,495,924	5,580,227

Balance at December 31, 2017
Cost	2,153,867	1,225,682	1,674,381	1,514,777	6,568,707
Accumulated impairment loss	(714,000)	(4,093)	(125,000)	(1,799)	(844,892)
	1,439,867	1,221,589	1,549,381	1,512,978	5,723,815

Balance at December 31, 2018
Cost	2,153,867	1,225,682	1,658,698	1,497,641	6,535,888
Accumulated impairment loss	(714,000)	(4,093)	(235,851)	(1,717)	(955,661)
	1,439,867	1,221,589	1,422,847	1,495,924	5,580,227

We assess our reporting units annually and have four reporting units (which are equivalent to our segments) at December 31, 2018 as follows:

•	North America Gaming and Interactive;

•	North America Lottery;

•	International; and

•	Italy.

For a discussion of the goodwill impairment losses in 2018 and 2017, refer to Note 23, Impairment Loss.